OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2023	2022

Prepaid expenses	$681	$696
Government authorities	1,512	570
Others	255	175

	$2,448	$1,441